Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of additional information [line items]
Instruments held in custody	$ 3,254,360,176	$ 3,254,360,176	$ 3,513,435,889
Percentage of regulatory capital	2.50%	2.50%
Percentage of individual computable regulatory capital		1.00%
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount	$ 176,054	$ 176,054
Minimum required shareholders offsetting entry	88,027	88,027
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount	87,165	87,165
Minimum required shareholders offsetting entry	43,583	43,583
Treasury Bills	162,086	162,086
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry	97,141	97,141
Minimum equity requirement act as agent	194,282	194,282
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry	$ 98,452	$ 98,452
Minimum offsetting entry shares	6,600,000	6,600,000
Galicia Securities S.A.
Disclosure of additional information [line items]
Required shareholders equity amount	$ 2,008,631	$ 2,008,631
Minimum required shareholders offsetting entry	43,583	43,583
Minimum equity requirement act as agent	$ 30,300	$ 30,300
Required shareholders equity shares	470,350,000	470,350,000
Minimum required equity act as agent off setting entry	$ 15,150	$ 15,150
Required government securities amount	59,763	59,763
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount	2,309,282	2,309,282
Minimum required shareholders offsetting entry	43,583	43,583
Minimum equity requirement act as agent	$ 30,300	$ 30,300
Required shareholders equity shares	470,350,000	470,350,000
Minimum required equity act as agent off setting entry	$ 15,150	$ 15,150
Offsetting entry	60,166	60,166
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Instruments held in custody	775,167,807	$ 775,167,807	$ 671,207,220
Securities held in custody in units		42,336,393,400	28,342,213,607
Banco Galicia
Disclosure of additional information [line items]
Legal reserve		20.00%
Percentage of profit shown in income statement		20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred		5.00%
Legal reserve		20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement		3.50%
Percentage of accumulated income		20.00%
Profit loss recorded in equity	$ 51,460,139	$ 51,460,139
Percentage of constitution to Legal Reserve	5.00%	5.00%
Payment of a cash dividend	$ 10,000,000	$ 10,000,000
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate	25.00%	25.00%
Minimum capital requirement	1661420100000.00%	30000000000.00%